Fair Value of Financial Instruments - Recurring Measurements (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Assets
Investments in available-for-sale-securities	$ 153	$ 189
Fair Value Measurements, Recurring
Assets
Investments in available-for-sale-securities	153	189
Total	153	189
Quoted Prices in Active Markets for Identical Assets (Level I) | Fair Value Measurements, Recurring
Assets
Investments in available-for-sale-securities	153	189
Total	$ 153	$ 189